Shareholder Report, Line Graph (Details) 542400_Direxion Monthly Small Cap Bull 1.75X Fund_Investor_TSR Annual {Investor} - USD ($)											12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2026
Investor
Account Value [Line Items]
Line Graph and Table Measure Name											Direxion Monthly Small Cap Bull 1.75X Fund
Accumulated Value	$ 20,435	$ 19,342	$ 15,830	$ 15,914	$ 25,329	$ 12,486	$ 12,919	$ 19,009	$ 12,688	$ 10,000	$ 28,847
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500® Index
Accumulated Value	34,718	29,960	23,566	20,325	22,895	17,455	14,315	13,909	11,623	10,000	$ 41,793
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Index
Accumulated Value	$ 21,563	$ 19,935	$ 16,827	$ 16,079	$ 19,581	$ 13,313	$ 12,557	$ 14,416	$ 11,491	$ 10,000	$ 27,269